UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

ALLIANCEBERNSTEIN FIXED INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo AllianceBernstein L.P. 1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2012

Date of reporting period: April 30, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

AllianceBernstein Fixed-Income Shares, Inc.

Government STIF Portfolio

April 30, 2012

Annual Report

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, please call us at (800) 227-4618 or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

FUND EXPENSES

(unaudited)

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.50	$0.05	0.01%
Hypothetical**	$1,000.00	$1,024.81	$0.05	0.01%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Assumes 5% return before expenses.

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	1

Fund Expenses

PORTFOLIO OF INVESTMENTS

April 30, 2012

	Yield*	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 99.9%
U.S. Government & Government Sponsored Agency Obligations – 80.4%
Federal Farm Credit Bank 8/22/12(a)	0.190%	$30,000	$29,998,109
4/24/13(a)	0.190%	50,000	49,994,963
7/20/12(a)	0.200%	30,000	29,998,001
7/24/13(a)	0.210%	1,825	1,825,167
9/16/13(a)	0.210%	3,000	3,000,446
6/28/12(a)	0.219%	25,000	24,999,602
5/22/12(a)	0.230%	25,000	24,999,927
2/22/13(a)	0.230%	2,115	2,115,354
11/13/12(a)	0.250%	16,865	16,879,691
6/12/13(a)	0.250%	2,000	2,001,148
12/13/12(a)	0.260%	12,900	12,904,240
9/07/12(a)	0.261%	10,000	10,000,719
9/20/12(a)	0.270%	15,613	15,624,037
7/22/13(a)	0.270%	6,400	6,406,236
1/15/13(a)	0.280%	8,200	8,204,033
4/26/13(a)	0.289%	1,785	1,786,609
6/26/13(a)	0.299%	10,685	10,697,549
1/25/13(a)	0.411%	1,850	1,851,705
10/12/12	4.820%	2,000	2,041,480
Federal Home Loan Bank 8/28/12	0.110%	47,500	47,491,917
8/13/12	0.130%	41,000	40,997,999
6/06/12	0.140%	15,000	15,000,861
10/26/12	0.140%	50,000	49,994,493
5/25/12	0.150%	10,470	10,470,056
7/27/12	0.150%	48,000	47,996,131
10/26/12	0.150%	35,000	34,999,490
10/11/12	0.160%	50,000	49,993,320
12/27/12(a)	0.169%	6,200	6,198,785
11/01/12(a)	0.181%	25,000	24,996,183
10/26/12(a)	0.189%	27,500	27,497,681
11/26/12(a)	0.189%	54,000	53,993,807
10/26/12	0.190%	75,000	75,007,713
11/23/12(a)	0.190%	2,250	2,249,961
7/02/12(a)	0.185%	10,000	10,000,979
10/05/12	0.200%	28,900	28,906,261
10/26/12	0.220%	1,970	1,970,354
8/28/12	0.230%	50,000	50,019,327
6/29/12	0.250%	100,000	100,022,374
7/16/12	0.250%	15,000	15,004,018
7/16/12	0.260%	4,500	4,501,397
3/08/13(a)	0.310%	35,000	34,996,792
4/05/13(a)	0.320%	5,190	5,190,000
5/18/12	1.125%	17,000	17,008,057
8/22/12	1.750%	10,795	10,848,374
7/13/12	2.000%	1,000	1,003,732

2	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

Portfolio of Investments

	Yield*	Principal Amount (000)	U.S. $ Value

9/14/12	2.000%	$1,965	$1,978,223
10/10/12	4.625%	3,000	3,059,091
5/15/12	5.750%	15,000	15,032,398
Federal Home Loan Bank Discount Notes 6/21/12	0.070%	50,000	49,995,042
7/11/12	0.075%	22,198	22,194,716
7/13/12	0.075%	22,800	22,796,533
5/04/12	0.080%	59,670	59,669,603
7/13/12	0.085%	5,100	5,099,121
5/04/12	0.090%	29,700	29,699,777
7/05/12	0.098%	21,000	20,996,284
7/13/12	0.100%	50,000	49,989,861
5/11/12	0.105%	50,000	49,998,542
7/11/12	0.110%	25,000	24,994,576
7/20/12	0.115%	25,000	24,993,611
7/25/12	0.115%	10,600	10,597,122
Federal Home Loan Mortgage Corp. 9/13/13(a)	0.180%	50,000	49,997,073
5/01/12(a)	0.181%	108,210	108,210,000
11/02/12(a)	0.181%	38,510	38,503,834
6/17/13(a)	0.190%	8,500	8,500,084
2/04/13(a)	0.191%	35,029	35,027,192
5/03/13(a)	0.191%	2,000	1,999,817
6/03/13(a)	0.191%	25,800	25,797,845
8/10/12(a)	0.201%	31,000	30,997,639
11/04/13(a)	0.211%	53,590	53,602,034
5/11/12(a)	0.221%	165,000	165,007,252
8/28/12	1.000%	50,000	50,139,425
7/27/12	1.125%	172,691	173,101,405
6/15/12	1.750%	50,315	50,415,576
10/25/12	4.625%	22,576	23,062,676
7/15/12	5.125%	105,948	107,044,619
8/20/12	5.500%	48,079	48,865,017
Federal Home Loan Mortgage Discount Notes 7/09/12	0.075%	100,000	99,985,626
5/07/12	0.090%	50,000	49,999,250
7/02/12	0.095%	25,000	24,995,910
7/23/12	0.115%	100,000	99,973,486
10/01/12	0.160%	39,822	39,794,921
Federal National Mortgage Association 11/08/13(a)	0.211%	100,000	100,023,637
7/26/12(a)	0.229%	65,075	65,086,353
8/12/13(a)	0.230%	1,000	1,000,400
8/23/12(a)	0.260%	48,990	48,997,529
11/23/12(a)	0.260%	5,415	5,416,557
9/17/12(a)	0.270%	23,120	23,124,606
10/18/12(a)	0.270%	2,905	2,906,396
10/30/12	0.500%	10,070	10,087,422
7/30/12	1.125%	159,518	159,919,992
5/07/12	1.250%	18,000	18,003,271
6/22/12	1.250%	38,390	38,449,256

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	3

Portfolio of Investments

	Yield*	Principal Amount (000)	U.S. $ Value

8/10/12	1.750%	$14,785	$14,850,876
5/18/12	4.875%	18,743	18,784,368
Federal National Mortgage Association Discount Notes 7/18/12	0.075%	50,000	49,991,875
7/02/12	0.080%	5,000	4,999,311
5/23/12	0.085%	50,150	50,147,395
5/02/12	0.085%	50,000	49,999,882
5/02/12	0.090%	22,000	21,999,945
5/21/12	0.090%	17,000	16,999,150
7/11/12	0.105%	49,500	49,489,749
8/29/12	0.145%	50,000	49,975,834
U.S. Treasury Bill 5/03/12	0.080%	50,000	49,999,778
7/19/12	0.080%	100,000	99,982,444
8/09/12	0.082%	50,000	49,988,611
8/16/12	0.083%	50,000	49,987,740
5/10/12	0.086%	50,000	49,998,925
5/24/12	0.091%	30,000	29,998,256
7/05/12	0.085%	200,000	199,969,304
8/02/12	0.085%	100,000	99,978,042
5/24/12	0.098%	70,000	69,995,639
8/23/12	0.100%	50,000	49,984,167
5/17/12	0.115%	80,000	79,995,911
8/30/12	0.137%	50,000	49,976,976
U.S. Treasury Notes 7/31/12	0.625%	40,000	40,054,455
7/15/12	1.500%	200,000	200,582,512
8/15/12	4.375%	50,000	50,619,245

			4,669,170,068

Repurchase Agreements – 19.5%
Bank of America 0.18%, dated 4/30/12 due 5/01/12 in the amount of $130,000,650 (collateralized by $132,269,300 U.S. Treasury Note, 0.375% due 11/15/14, value $132,600,035)		130,000	130,000,000
Barclays Capital 0.13%, dated 4/24/12 due 5/09/12 in the amount of $150,008,125 (collateralized by $161,545,000 Federal Farm Credit Bank & Resolution Funding Strip, 0.20% to 0.241% due 9/06/13 to 1/15/19, value $153,000,454)		150,000	150,000,000
Barclays Capital 0.15%, dated 4/26/12 due 5/04/12 in the amount of $100,003,333 (collateralized by $138,798,000 Resolution Funding Strip, Zero Coupon due 1/15/18 to 4/15/30, value $102,000,675)		100,000	100,000,000

4	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

Portfolio of Investments

	Yield*	Principal Amount (000)	U.S. $ Value

Credit Suisse 0.17%, dated 4/30/12 due 5/01/12 in the amount of $100,000,472 (collateralized by $101,965,000 U.S. Treasury Note, 0.25% due 2/28/14, value $102,003,179)		$100,000	$100,000,000
Deutsche Bank 0.11%, dated 4/23/12 due 5/08/12 in the amount of $125,005,729 (collateralized by $120,111,819 U.S. Treasury Notes, 1.75% to 4.625% due 7/31/15 to 1/15/17, value $127,521,284)		125,000	125,000,000
Deutsche Bank 0.15%, dated 4/16/12 due 5/02/12 in the amount of $100,006,667 (collateralized by $96,126,073 U.S. Treasury Bill & U.S. Treasury Notes, Zero Coupon to 4.625% due 10/18/12 to 2/15/22, value $102,000,013)		100,000	100,000,000
HSBC Bank USA 0.18%, dated 4/30/12 due 5/01/12 in the amount of $165,000,825 (collateralized by $158,743,900 U.S. Treasury Notes, 0.75% to 4.25% due 3/31/13 to 4/30/19, value $168,300,952)		165,000	165,000,000
Mizuho Securities USA 0.18%, dated 4/30/12 due 5/01/12 in the amount of $150,000,750 (collateralized by $151,076,400 U.S. Treasury Notes, 1.00% to 1.50% due 7/15/13 to 3/31/19, value $153,000,009)		150,000	150,000,000
UBS Financial Services 0.18%, dated 4/30/12 due 5/01/12 in the amount of $115,100,576 (collateralized by $117,109,300 U.S. Treasury Note, 0.875% due 4/30/17, value $117,402,073)		115,100	115,100,000

			1,135,100,000

Total Investments – 99.9% (cost $5,804,270,068)			5,804,270,068
Other assets less liabilities – 0.1%			4,456,759

Net Assets – 100.0%			$5,808,726,827

(a)	Floating Rate Security. Stated interest rate was in effect at April 30, 2012.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

See notes to financial statements.

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	5

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

April 30, 2012

Assets
Investments in securities, at value (cost $4,669,170,068)	$4,669,170,068
Repurchase agreements, at value (cost $1,135,100,000)	1,135,100,000
Cash	68,547
Interest receivable	6,540,878

Total assets	5,810,879,493

Liabilities
Payable for investment securities purchased	2,046,568
Administrative fee payable	19,521
Transfer Agent fee payable	3,826
Accrued expenses	82,751

Total liabilities	2,152,666

Net Assets	$5,808,726,827

Composition of Net Assets
Capital stock, at par	$2,904,362
Additional paid-in capital	5,805,819,611
Accumulated net realized gain on investment transactions	2,854

Net Assets	$5,808,726,827

Capital stock outstanding—32.5 billion shares authorized, $0.0005 par value	5,808,723,974

Net Asset Value Per Share	$1.00

See notes to financial statements.

6	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Year Ended April 30, 2012

Investment Income
Interest		$4,872,938

Expenses
Custodian	$213,036
Directors’ fees	54,390
Administrative	54,166
Audit	44,155
Legal	35,850
Transfer agency	19,089
Printing	10,491
Registration fees	60
Miscellaneous	72,968

Total expenses		504,205

Net investment income		4,368,733

Realized Gain on Investment Transactions
Net realized gain on investment transactions		2,852

Net Increase in Net Assets from Operations		$4,371,585

See notes to financial statements.

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	7

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30, 2012	Year Ended April 30, 2011
Increase in Net Assets from Operations
Net investment income	$4,368,733	$4,957,876
Net realized gain on investment transactions	2,852	14,517

Net increase in net assets from operations	4,371,585	4,972,393
Dividends to Shareholders from
Net investment income	(4,386,457)	(4,957,876)
Capital Stock Transactions
Net increase	2,041,270,145	2,017,140,435

Total increase	2,041,255,273	2,017,154,952
Net Assets
Beginning of period	3,767,471,554	1,750,316,602

End of period (including undistributed net investment income of $0 and $3,208, respectively)	$5,808,726,827	$3,767,471,554

See notes to financial statements.

8	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

April 30, 2012

NOTE A

Significant Accounting Policies

AllianceBernstein Fixed-Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of the Government STIF Portfolio (the “Portfolio”) which commenced operations on December 13, 2006. The investment objective of the Portfolio is maximum current income to the extent consistent with safety of principal and liquidity. The Portfolio offers one class of shares exclusively to institutional clients of AllianceBernstein L.P. (the “Adviser”), including the mutual funds managed by the Adviser. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, which approximates market value. Under such method a portfolio instrument is valued at cost and any premium or discount is amortized or accreted, respectively, on a constant basis to maturity.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	9

Notes to Financial Statements

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of April 30, 2012:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$4,669,170,068	$	– 0	–	$4,669,170,068
Repurchase Agreements		– 0	–	1,135,100,000		– 0	–	1,135,100,000

Total	$	– 0	–	$5,804,270,068	$	– 0	–	$5,804,270,068

3. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. It is the Portfolio’s policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

5. Dividends and Distributions

The Portfolio declares dividends daily from net investment income and is paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

6. Repurchase Agreements

It is the Portfolio’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value

10	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

Notes to Financial Statements

of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Advisory Agreement, the Portfolio pays no advisory fee to the Adviser. The Adviser serves as investment manager and adviser of the Portfolio and continuously furnishes an investment program for the Portfolio and manages, supervises and conducts the affairs of the Portfolio, subject to the supervision of the Fund’s Board of Directors. Pursuant to the Advisory Agreement, the Portfolio paid $54,166 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the year ended April 30, 2012.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $18,000 for the year ended April 30, 2012.

NOTE C

Investment Transactions, Income Taxes and Distributions to Shareholders

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The tax character of distributions paid during the fiscal years ended April 30, 2012 and April 30, 2011 were as follows:

	2012	2011
Distributions paid from:
Ordinary income	4,386,457	4,957,876

Total taxable distributions	4,386,457	4,957,876

Total distributions paid	4,386,457	4,957,876

As of April 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$10,899
Unrealized appreciation/(depreciation)	(8,047	)(a)

Total accumulated earnings/(deficit)	$2,852

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	11

Notes to Financial Statements

2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-enactment capital losses must be utilized prior to the pre-enactment capital losses, which are subject to expiration. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation. As of April 30, 2012, the Portfolio did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to a dividend reclassification resulted in a net decrease in distributions in excess of net investment income, a net decrease in accumulated net realized gain on investment transactions, and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE D

Capital Stock

Transactions, all at $1.00 per share, were as follows:

	Shares
	Year Ended April 30, 2012	Year Ended April 30, 2011

Class A
Shares sold	27,220,133,251	23,101,263,594

Shares issued in reinvestment of dividends	4,386,457	4,957,876

Shares redeemed	(25,183,249,563)	(21,089,081,035)

Net increase	2,041,270,145	2,017,140,435

NOTE E

Risks Involved in Investing in the Portfolio

Money Market Fund Risk—Money market funds are sometimes unable to maintain a net asset value (“NAV”) at $1.00 per share and, as it is generally referred to, “break the buck.” In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk. The Commission continues to evaluate the rules governing money market funds, including Rule 2a-7. It is possible that changes to Rule 2a-7 could significantly impact the money market fund industry generally and, therefore, could affect the operation or performance of the Portfolio.

12	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

Notes to Financial Statements

Interest Rate Risk and Credit Risk—The Portfolio’s primary risks are interest rate risk and credit risk. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio’s yield as the securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. In addition, if interest rates remain low for an extended period of time, the Portfolio may have difficulties in maintaining a positive yield, paying expenses out of the Portfolio’s assets, or maintaining a stable $1.00 NAV.

Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments or to fulfill its repurchase obligations). The Portfolio invests in highly-rated securities to minimize credit risk.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE F

Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and, as a result, certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this ASU and its impact on the financial statements has not been determined.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments are intended to improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective during interim or annual

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	13

Notes to Financial Statements

periods beginning after December 15, 2011. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

In December 2011, the FASB issued an ASU related to disclosures about offsetting assets and liabilities in financial statements. The amendments in this update require an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The ASU is effective during interim or annual reporting periods beginning on or after January 1, 2013. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

NOTE G

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Year Ended April 30,
	2012		2011		2010		2009	2008

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00

Income From Investment Operations
Net investment income(a)	.00	(b)	.00	(b)	.00	(b)	.01	.04
Net realized and unrealized gain (loss) on investment transactions(b)	.00		.00		.00		.00	.00

Net increase in net asset value from operations	.00	(b)	.00	(b)	.00	(b)	.01	.04

Less: Dividends
Dividends from net investment income	(.00	)(b)	(.00	)(b)	(.00	)(b)	(.01)	(.04)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00

Total Return
Total investment return based on net asset value(c)	.09%		.17%		.16%		1.49%	4.40%
Ratios/Supplemental Data
Net assets, end of period (000,000’s omitted)	$ 5,809		$ 3,767		$ 1,750		$ 1,018	$ 1,791
Ratio to average net assets of:
Expenses	.01%		.01	%(d)	.05%		.07%	.03%
Net investment income	.09%		.17	%(d)	.15%		1.59%	4.16%

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.005.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The ratio includes expenses attributable to estimated costs of proxy solicitation.

See notes to financial statements.

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	15

Financial Highlights

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of AllianceBernstein Fixed-Income Shares, Inc. and Shareholders of the Government STIF Portfolio:

We have audited the accompanying statement of assets and liabilities of the Government STIF Portfolio (the “Portfolio”) (one of the portfolios constituting the AllianceBernstein Fixed-Income Shares, Inc.) including the portfolio of investments, as of April 30, 2012, and the statement of operations for the year end then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Government STIF Portfolio at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 26, 2012

16	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

Report of Independent Registered Public Accounting Firm

TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during the taxable year ended April 30, 2012. For foreign shareholders, 99.78% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	17

Tax Information

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Raymond J. Papera, Senior Vice President

Maria R. Cona, Vice President

Edward J. Dombrowski, Vice President

John Giaquinta, Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

18	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

Board of Directors

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN PAST FIVE YEARS
INTERESTED DIRECTOR
Robert M. Keith, + 1345 Avenue of the Americas New York, NY 10105 52 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AllianceBernstein Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business, with which he had been associated since prior to 2004.	100	None

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	19

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN PAST FIVE YEARS
DISINTERESTED DIRECTORS
William H. Foulk, Jr., #, ## 79 Chairman of the Board (1990)	Investment Adviser and an Independent Consultant since prior to 2007. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AllianceBernstein Funds since 1983 and has been Chairman of the AllianceBernstein Funds and of the Independent Directors Committee of such Funds since 2003. He is also active in a number of mutual fund related organizations and committees.	100	None

John H. Dobkin, ## 70 (1993)	Independent Consultant since prior to 2007. Formerly, President of Save Venice, Inc. (preservation organization) from 2001-2002, Senior Advisor from June 1999 – June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989 – May 1999. Previously, Director of the National Academy of Design. He has served as a director or trustee of various AllianceBernstein Funds since 1992, and as Chairman of the Audit Committees of a number of such Funds from 2001-2008.	100	None

20	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN PAST FIVE YEARS
DISINTERESTED DIRECTORS (continued)
Michael J. Downey, ## 68 (2006)	Private Investor since prior to 2007. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities Inc. He has served as a director or trustee of the AllianceBernstein Funds since 2005 and is a director of two other registered investment companies (and Chairman of one of them).	100	Asia Pacific Fund, Inc. and The Merger Fund since prior to 2007 and Prospect Acquisition Corp. (financial services) from 2007 until 2009

D. James Guzy, ## 76 (2006)	Chairman of the Board of PLX Technology (semi-conductors) and of SRC Computers Inc., with which he has been associated since prior to 2007. He was a director of Intel Corporation (semi-conductors) from 1969 until 2008, and served as Chairman of the Finance Committee of such company for several years until May 2008. He has served as a director or trustee of one or more of the AllianceBernstein Funds since 1982.	100	Cirrus Logic Corporation (semi-conductors) and PLX Technology (semi-conductors) since prior to 2007 and Intel Corporation (semi-conductors) since prior to 2007 until 2008

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	21

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN PAST FIVE YEARS
DISINTERESTED DIRECTORS (continued)
Nancy P. Jacklin, ## 64 (2006)	Professorial Lecturer at the Johns Hopkins School of Advanced International Studies since 2008. Formerly, U.S. Executive Director of the International Monetary Fund (December 2002 – May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AllianceBernstein Funds since 2006.	100	None

Garry L. Moody, ## 60 (2010)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995); and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services. He is also a member of the Governing Council of the Independent Directors Council (IDC), an organization of independent directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committee, of the AllianceBernstein Funds since 2008.	100	None

22	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN PAST FIVE YEARS
DISINTERESTED DIRECTORS (continued)
Marshall C. Turner, Jr., ## 70 (2006)	Private Investor since prior to 2007. Interim CEO of MEMC Electronic Materials, Inc. (semi-conductor and solar cell substrates) from November 2008 until March 2009. He was Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing), 2003-2005, and President and CEO, 2005-2006, after the company was acquired and renamed Toppan Photomasks, Inc. He has extensive experience in venture capital investing including prior service as general partner of three institutional venture capital partnerships, and serves on the boards of a number of education and science-related non-profit organizations. He has served as a director or trustee of one or more of the AllianceBernstein Funds since 1992.	100	Xilinx, Inc. (programmable logic semi-conductors) and MEMC Electronic Materials, Inc. (semi-conductor and solar cell substrates) since prior to 2007

Earl D. Weiner, ## 72 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP and member of ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AllianceBernstein Funds since 2007 and is Chairman of the Governance and Nominating Committees of the Funds.	100	None

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	23

Management of the Fund

*	The address for each of the Fund’s Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***	The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

+	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

#	Member of the Fair Value Pricing Committee.

##	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

24	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

Management of the Fund

Officer Information

Certain information concerning the Fund’s officers is set forth below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Robert M. Keith 52	President and Chief Executive Officer	See biography above.

Philip L. Kirstein 67	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AllianceBernstein Funds, with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004, and General Counsel of Merrill Lynch Investment Managers, L.P. since prior to March 2003.

Raymond J. Papera 56	Senior Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2007.

Maria R. Cona 57	Vice President	Vice President of the Adviser,** with which she has been associated since prior to 2007.

Edward J. Dombrowski 34	Vice President	Vice President of the Adviser,** with which he has been associated since prior to 2007.

John Giaquinta 48	Vice President	Assistant Vice President of the Adviser,** with which he has been associated since prior to 2007.

Emilie D. Wrapp 56	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI,** with which she has been associated since prior to 2007.

Joseph J. Mantineo 53	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”),** with which he has been associated since prior to 2007.

Phyllis J. Clarke 51	Controller	Vice President of ABIS,** with which she has been associated since prior to 2007.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AllianceBernstein at 1-800-227-4618, for a free prospectus or SAI.

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	25

Management of the Fund

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AllianceBernstein Fixed-Income Shares, Inc. (the “Fund”) unanimously approved the continuance of the Advisory Agreement with the Adviser in respect of the Government STIF Portfolio, the Fund’s sole portfolio, at a meeting held on November 1-3, 2011.

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in the Advisory Agreement, in which the Senior Officer concluded that the contractual fee (zero) for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors noted that the Fund is a money market fund used for the short-term investment of cash portions of institutional client accounts of the Adviser, including most of the AllianceBernstein Funds (the “AFIS Investors”). The directors also noted that no advisory fee is payable by the Fund although the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost of certain clerical, accounting, administrative and other services provided at the request of the Fund by employees of the Adviser or its affiliates, and that a similar provision is included in the Adviser’s advisory agreements with most of the AllianceBernstein Funds. The directors also noted that the Adviser is indirectly compensated for its services to the Fund by the AFIS Investors. The AFIS Investors pay the Adviser advisory fees pursuant to their advisory agreements with the Adviser.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

26	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund, and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided at the Fund’s request by employees of the Adviser or its affiliates. Requests for these reimbursements are approved by the directors on a quarterly basis and, to the extent requested and paid, result in some compensation from the Fund to the Adviser. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund (which, as noted above, pays no advisory fee to the Adviser but may reimburse expenses to the Adviser) to the Adviser for calendar years 2009 and 2010 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and noted that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries which provide transfer agency services to the Fund, and that the profitability methodology

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	27

attributed revenues and expenses to the Fund relating to the AFIS Investors. The directors recognized that it is difficult to make comparisons of profitability with advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors, including in the case of the Fund, the fact that it does not pay an advisory fee. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that they were satisfied that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including but not limited to, benefits relating to the transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors also noted that the Adviser is compensated by the AFIS Investors for providing advisory services to them. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year. At the November 2011 meeting, the directors reviewed information prepared by Lipper showing the performance of the Fund as compared with that of a group of funds selected by Lipper (the “Performance Group”) and as compared with that of a broader array of funds selected by Lipper (the “Performance Universe”), and information prepared by the Adviser showing performance of the Fund as compared with the Lipper Money Market Funds Average (the “Lipper Average”), in each case for the 1- and 3-year periods ended July 31, 2011 and (in the case of comparisons with the Lipper Average) for the since inception period (December 2006 inception). The directors noted that, on a gross return basis, the Fund was in the 5th quintile of the Performance Group and the Performance Universe for the 1- and 3-year periods. The Fund outperformed the Lipper Average in the 1- and 3-year periods but lagged it in the since inception period. Based on their review, and taking into account the short performance history of the Fund, the directors concluded that the Fund’s relative performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser (zero) and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Fund at a common asset level. The directors also reviewed certain information showing the fees paid to the Adviser by the AFIS Investors and the fees paid to the Adviser by other money

28	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

market funds advised by the Adviser. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the AFIS Investors for its services to the Fund. While the fees paid by the AFIS Investors to the Adviser vary, the directors acknowledged the Adviser’s view that the portion of such fees deemed by the Adviser to be attributable to cash management services (the “implied fee”) is the same for each AFIS Investor. Based on their review, the directors concluded that the advisory arrangements for the Fund, including the zero fee aspect of the Advisory Agreement with the Adviser, were satisfactory.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style. The directors reviewed the relevant fee information from the Adviser’s Form ADV. The directors recognized that this information was of limited utility in light of the Fund’s unusual fee arrangement. The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. The Adviser noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Fund, and the unusual fee structure for the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered information provided by Lipper showing the total non-advisory expense ratio of the Fund compared with the non-advisory expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to the Fund and an Expense Universe as a broader group, consisting of all funds in the Fund’s investment classification/objective. The non-advisory expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors took note that it was likely that the non-advisory expense ratios of some of the other funds in the Fund’s Lipper category were lowered by reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the non-advisory expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s total non-advisory expense ratio was lower than the Expense Group and the Expense Universe medians. The directors concluded that the Fund’s non-advisory expense ratio was satisfactory.

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	29

Economies of Scale

Since the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund, the directors did not consider the extent to which fee levels in the Advisory Agreement reflect economies of scale. They did note, however, that the fee schedules for the AllianceBernstein Funds that invest in the Fund incorporate breakpoints.

30	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the investment advisory agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Fixed-Income Shares, Inc. (the “Fund”) with respect to AllianceBernstein Government STIF Portfolio (the “Portfolio”)2. The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund for the Directors of the Fund, as required by the September 1, 2004 Assurance of Discontinuance (“AoD”) between the Adviser and the New York State Attorney General. The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed initial approval of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Management fees charged to institutional and other clients of the Adviser for like services;

2.	Management fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable

1	The Senior Officer’s fee evaluation was completed on October 20, 2011 and discussed with the Board of Directors on November 1-3, 2011.

2	Future references to the Portfolio do not include “AllianceBernstein.”

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	31

relationship to the services rendered and could not have been the product of arm’s length bargaining” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.”3

ADVISORY FEES AND EXPENSE REIMBURSEMENTS & RATIOS

The Portfolio is not charged a fee by the Adviser for advisory services although the investment advisory agreement provides for the Adviser to be reimbursed for providing certain non-advisory services. The Portfolio is intended to provide an investment option to institutional clients of the Adviser, including all of the AllianceBernstein Mutual Funds, with the exception of AllianceBernstein Variable Products Series Fund, Inc., and AllianceBernstein Exchange Reserves for short-term investment of uninvested cash, including cash held to cover long futures, TBA (“To Be Announced”) mortgage-backed securities, forward settlements, and OTC derivatives positions. The Portfolio is intended to offer clients competitive short-term returns and enable the Adviser to deliver more consistent and predictable returns while reducing expenses for clients. The Adviser will be indirectly compensated for its services to the Portfolio by compensation the Adviser receives from institutional clients that invest in the Portfolio.

The Portfolio’s net assets on September 30, 2011 are set forth below:

Portfolio	09/30/11 Net Assets ($MM)
Government STIF Portfolio	$5,000.1

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the most recently completed fiscal year, the Adviser received $74,335 (0.007% of the Portfolio’s average daily net assets) for providing such service.

Set forth below is the total expense ratio of the Portfolio for the most recently completed fiscal year:

Portfolio	Total Expense Ratio (4/30/11)	Fiscal Year
Government STIF Portfolio	0.01%	April 30

3	Jones v. Harris at 1427.

32	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that is not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional client assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing some of these services. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a Portfolio is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a Portfolio with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although arguably still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.4 However, with respect to the Portfolio, the Adviser represented that there is no institutional product in the Adviser’s Form ADV that has a substantially similar investment style as that of the Portfolio.

4	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	33

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Portfolio.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

As previously mentioned, the Adviser is not directly paid an advisory fee by the Portfolio. However, the Adviser is compensated by the Adviser’s institutional clients invested in the Portfolio at the rate set forth in the investment advisory agreement for each client. While the rate paid by clients will vary, the portion of the advisory fee of such rate attributable to cash management services (the “Implied Fee”) is deemed by the Adviser to be the same for each client. The Implied Fee should not be greater than the lowest advisory fee paid by any client which invests in the Portfolio.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the total expense ratio of the Portfolio to that of the Portfolio’s Lipper Expense Group (“EG”)5 and Lipper Expense Universe (“EU”)6 peers.7 Lipper describes an EG as a representative sample of comparable funds and an EU as a broader group, consisting of all funds in the same investment classification/objections with a similar load type as the subject Portfolio. Since the Portfolio does not pay an advisory fee, the Portfolio’s total expense ratio is also compared to the total expense ratios of its peers, excluding management fees. The result of Lipper’s comparison is set forth below:

Portfolio[8]	Expense Ratio (%)[9]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Government STIF Portfolio	0.012	0.170	1/13	0.187	1/54
excluding management fees	0.012	0.046	1/13	0.036	7/54

5	Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes. An EG will typically consist of seven to twenty funds.

6	Except for asset (size) comparability and load type, Lipper uses the same EG criteria for selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

7	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.
8	Since the Portfolio does not charge an advisory fee, the Portfolio’s total expense ratio is compared to the non-management fee ratio, which excludes management fees, 12b-1 fees and non 12b-1 services, of other peers that charges an advisory fee of the EG

9	Most recently completed fiscal year total expense ratio.

34	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The profitability information for the Portfolio, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Portfolio does not pay an advisory fee directly to the Adviser. However, the Adviser does profit indirectly through the advisory fees that it receives from the institutional clients that utilize the Portfolio to invest short-term cash. The profitability of the Portfolio, which decreased in 2010 relative to 2009, was calculated using a weighted average of the profitability of the institutional clients that invest in the Portfolio, in addition to any fund specific revenue or expense item.

In addition to the indirect profits that the Adviser earns from managing assets of institutional clients that utilize the Portfolio to invest short-term cash, certain of the Adviser affiliates have a business relationship with the Portfolio and earn a profit from providing other services to the Portfolio. The courts have referred to this type of business relationships as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser and the Portfolio’s underwriter, does not receive a fee for its services. AllianceBernstein Investor Services, Inc. (“ABIS”), an affiliate of the Adviser and the Portfolio’s transfer agent, received $18,000 during the Portfolio’s most recently completed fiscal year.

V.	POSSIBLE ECONOMIES OF SCALE

Although the Portfolio does not pay the Adviser an advisory fee, it is still worth considering information on possible economies of scale. The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,10 subsidies and enhancement to services. Based on some of the

10	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	35

professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems, can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

In February 2008, an independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli11 study on advisory fees and various fund characteristics.12 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.13 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund assets under management (“AUM”), family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of fund size and the large asset manager’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE FUND.

With assets under management of $402 billion as of September 30, 2011, the Adviser has the investment experience to manage the portfolio assets of the Portfolio and provide non-investment services (described in Section II) to the Portfolio.

11	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

12	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

13	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

36	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

The information below shows the 1 and 3 year gross performance returns and rankings of the Portfolio14 relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”) for the period ended July 31, 2011.15

Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Government STIF
1 Year	0.16	0.22	0.22	13/13	48/54
3 Year	0.43	0.55	0.54	13/13	49/54

Set forth below is the 1 and 3 year and since inception net performance returns of the Portfolio (in bold) versus its benchmark:16

	Periods Ending July 31, 2011 Annualized Net Performance
	1 Year (%)	3 Year (%)	Since Inception (%)
Government STIF Portfolio	0.15	0.43	1.76
Lipper Money Market Funds Average[17]	0.02	0.29	3.11
Inception Date: December 13, 2006

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the Investment Advisory Agreement for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 28, 2011

14	The performance returns of the Portfolio were provided Lipper. Lipper maintains its own database that includes the Portfolio’s performance returns.

15	The Portfolio’s PG/PU are identical to the Portfolio’s EG/EU.

16	The Adviser provided Portfolio and benchmark performance return information for periods through July 31, 2011.

17	Benchmark inception is the nearest month end after the Portfolio’s actual inception date.

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	37

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Asset Allocation/Multi-Asset

Dynamic All Market Fund

Emerging Markets Multi-Asset

International Portfolio

Real Asset Strategy

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Select U.S. Equity Portfolio

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Thematic Growth Fund

International Discovery Equity Portfolio

International Focus 40 Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Equity Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Unconstrained Bond Fund

Municipal Bond Funds

Arizona California High Income Massachusetts Michigan Minnesota Municipal Bond Inflation Strategy	National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alternatives

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Balanced

Balanced Shares

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,* which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

*	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

38	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

AllianceBernstein Family of Funds

NOTES

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	39

NOTES

40	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

NOTES

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	41

NOTES

42	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

NOTES

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC. •	43

NOTES

44	• ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

FIS-0152-1412

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in
2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a)
above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent director William H. Foulk, Jr. and Garry L. Moody qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Fixed Income Shares
Prime STIF Portfolio	2011	$—	$—	$—
	2012	$—	$—	$—
Government STIF Portfolio	2011	$31,400	$—	$11,824
	2012	$31,400	$326	$12,744

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) – (c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include preparing an annual internal control report pursuant to Statement on Auditing Standards No. 70 (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Fixed Income Shares
Prime STIF Portfolio	2011	$—	$—
			$—
			$—
	2012		$—
			$—
			$—
Government STIF Portfolio	2011	$729,220	$11,824
			$—
			$(11,824)
	2012	$640,034	$13,070
			$(326)
			$(12,744)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed Income Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2012